EARNINGS PER SHARE (Details) - shares	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Exercised (in shares)	250,000	250,000	450,000
Options outstanding (in shares)		400,000	650,000	1,100,000
Dilutive impact of outstanding stock options (in shares)		370,085
Dilutive impact of stock options (in shares)		557,000	503,047	614,802
Treasury shares acquired (in shares)		1,107,328	400,000	0	0
Reduction to weighted average number of shares outstanding (in shares)		1,266,619	506,096	786,425